Business combinations (Tables)	12 Months Ended
Dec. 31, 2020
Business combinations
Summary of amounts recognized in respect of the identifiable assets acquired and liabilities assumed

December 31,
2019
£ 000
Assets and liabilities acquired
Financial assets	352
Property, plant and equipment	49
Identifiable intangible assets	51
Financial liabilities	(96)
Total identifiable net assets	356
Goodwill	1,473
Total consideration	1,829
Satisfied by:
Cash	1,009
Fair value of deferred consideration	820
Total consideration transferred	1,829
Cash flow analysis:
Cash consideration	1,009
Less: cash and cash equivalent balances acquired	(278)
Net cash outflow arising on acquisition	731